DEBT (Tables)	12 Months Ended
Dec. 31, 2022
DEBT
Schedule of debt

	2021	2022	2022
	RUB	RUB	$
Convertible debt	85,835	522	7.4
Loans	—	50,669	720.4
Bank overdraft	2,940	—	—
Total debt	88,775	51,191	727.8
Less: current portion	(2,940)	(21,306)	(302.9)
Total debt, non-current portion	85,835	29,885	424.9

Schedule of the carrying value of Notes

	2021	2022	2022
	RUB	RUB	$
0.75% Convertible Senior Notes due March 2025	92,866	522	7.4
Unamortized debt discount	(6,477)	—	—
Unamortized debt issuance cost	(554)	—	—
Total convertible debt	85,835	522	7.4